Long-term debt (Tables)	6 Months Ended
Sep. 30, 2014
Long Term Debt

Long-term debt as of March 31, 2014 and September 30, 2014 was comprised of the following:

	As of
	As of March 31, 2014		September 30, 2014		September 30, 2014
	(In millions)

Subordinated debt	Rs.	174,730.5	Rs.	172,774.0	US$	2,790.3

Others		220,478.1		233,447.4		3,770.1

Total	Rs.	395,208.6	Rs.	406,221.4	US$	6,560.4

Schedule of Long-term Debt Instruments

The below table presents the balance of long term debt as of March 31, 2014 and September 30, 2014 and the related contractual rates and maturity dates:

	As of
	March 31, 2014				September 30, 2014
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total
	(In millions)

Subordinated debt
Lower Tier II

Fixed rate	2015 - 2024	5.90% to 10.70%	Rs.	132,580.0	2015 - 2025	6.00% to 10.70%	Rs.	130,440.0	US$	2,106.6

Upper Tier II

Fixed rate	2016 - 2021	8.70% to 10.85%		34,159.0	2016 - 2021	8.70% to 10.85%		34,159.0		551.7

Variable rate	2016 - 2017	LIBOR+1.2		5,991.5	2016 - 2017	LIBOR+1.2		6,175.0		99.7

Perpetual debt	2016 - 2017	9.92%		2,000.0	2016 - 2017	9.92%		2,000.0		32.3

Others

Variable rate—(1)	2015 - 2018	1.25% to 3.00%		129,708.4	2015 - 2018	1.43% to 3.00%		117,041.8		1,890.2

Variable rate—(2)	2015 - 2018	10.25% to 11.35%		57,299.7	2015 - 2019	10.25% to 11.35%		66,049.3		1,066.7

Fixed rate—(1)	2015 - 2019	8.54% to 10.81%		33,470.0	2015 - 2020	8.54% to 10.81%		44,490.0		718.5

Fixed rate—(2)				—	2016 - 2017	3.00%		5,866.3		94.7

Total			Rs.	395,208.6			Rs.	406,221.4	US$	6,560.4

Maturities of Long-Term Debt Disclosures

The scheduled maturities of long-term debt are set out below:

	As of September 30, 2014
	(In millions)
Due in the twelve months ending September 30:

2015	Rs.	27,054.1	US$	436.9

2016		42,190.0		681.4

2017		126,091.3		2,036.4

2018		48,384.1		781.4

2019		18,898.0		305.2

Thereafter (1)		141,603.9		2,286.9

Total	Rs.	404,221.4	US$	6,528.2

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 2.0 billion.